Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 30.6%
51job Inc., ADR(a)	160	$14,774
AAC Technologies Holdings Inc.	3,800	24,557
Agricultural Bank of China Ltd., Class H	165,000	76,134
Alibaba Group Holding Ltd., ADR(a)(b)	700	129,898
ANTA Sports Products Ltd.	5,000	35,244
Autohome Inc., ADR(a)	235	27,140
Baidu Inc., ADR(a)	370	61,505
Bank of Beijing Co. Ltd., Class A	12,500	11,812
Bank of China Ltd., Class H	175,000	83,425
Bank of Communications Co. Ltd., Class A	23,500	21,822
Bank of Communications Co. Ltd., Class H	15,000	12,638
Bank of Jiangsu Co. Ltd., Class A	6,000	6,533
Bank of Ningbo Co. Ltd., Class A	3,000	10,191
Bank of Shanghai Co. Ltd., Class A	5,500	10,337
Beijing Capital International Airport Co. Ltd., Class H	14,000	12,456
BOC Aviation Ltd.(c)	3,500	30,113
BOE Technology Group Co. Ltd., Class A	11,000	5,874
CAR Inc.(a)	30,000	24,282
China CITIC Bank Corp. Ltd., Class H	25,000	16,029
China Construction Bank Corp., Class H	25,000	22,083
China Everbright Bank Co. Ltd., Class H	30,000	14,799
China First Capital Group Ltd.(a)	40,000	16,825
China Huishan Dairy Holdings Co. Ltd.(a)(d)	11,200	29
China Life Insurance Co. Ltd., Class H	5,000	14,148
China Medical System Holdings Ltd.	15,000	13,288
China Mengniu Dairy Co. Ltd.	10,000	36,964
China Merchants Bank Co. Ltd., Class H	2,500	12,380
China Minsheng Banking Corp. Ltd., Class H	12,760	9,580
China Mobile Ltd.	12,500	119,098
China Pacific Insurance Group Co. Ltd., Class A	1,000	5,367
China Pacific Insurance Group Co. Ltd., Class H	1,000	4,098
China Petroleum & Chemical Corp., Class H	90,000	69,174
China Railway Signal & Communication Corp. Ltd., Class H(c)	55,000	40,380
China Reinsurance Group Corp., Class H	200,000	40,788
China Resources Beer Holdings Co. Ltd.	20,000	91,391
China Resources Pharmaceutical Group Ltd.(c)	22,500	32,006
China Shenhua Energy Co. Ltd., Class A	2,163	6,318
China Telecom Corp. Ltd., Class H	170,000	87,975
China Unicom Hong Kong Ltd.	20,000	23,734
China Yangtze Power Co. Ltd., Class A	5,399	13,511
CITIC Ltd.	25,000	36,391
CSPC Pharmaceutical Group Ltd.	20,000	38,545
Ctrip.com International Ltd., ADR(a)	385	16,959
Dali Foods Group Co. Ltd.(c)	17,500	12,447
Daqin Railway Co. Ltd., Class A	9,501	12,008
Dongfeng Motor Group Co. Ltd., Class H	20,000	19,400
ENN Energy Holdings Ltd.	500	4,723
Focus Media Information Technology Co. Ltd., Class A	4,500	4,072
Fullshare Holdings Ltd.(b)	50,000	5,608
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,000	7,023
Gree Electric Appliances Inc. of Zhuhai, Class A	1,500	12,367
Guangdong Investment Ltd.	60,000	112,423
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,000	14,543
Hengan International Group Co. Ltd.	5,000	44,070
Huaneng Power International Inc., Class H	10,000	6,399
Hutchison China MediTech Ltd., ADR(a)(b)	675	20,304
Industrial & Commercial Bank of China Ltd., Class H	95,000	71,322
Industrial Bank Co. Ltd., Class A	12,000	35,459

Security	Shares	Value

China (continued)
Inner Mongolia Yitai Coal Co. Ltd., Class B	28,500	$34,115
JD.com Inc., ADR(a)	310	9,384
Jiangsu Expressway Co. Ltd., Class H	50,000	71,125
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,438	14,025
Kangmei Pharmaceutical Co. Ltd., Class A	2,500	3,538
Kingboard Holdings Ltd.	5,000	16,283
Lee & Man Paper Manufacturing Ltd.	20,000	16,213
Lenovo Group Ltd.	60,000	55,599
Midea Group Co. Ltd., Class A	2,000	15,546
NetEase Inc., ADR	200	56,906
New Oriental Education & Technology Group Inc., ADR(a)	425	40,571
PetroChina Co. Ltd., Class H	110,000	69,824
Ping An Insurance Group Co. of China Ltd., Class H	2,500	30,097
SAIC Motor Corp. Ltd., Class A	1,500	6,092
Shaanxi Coal Industry Co. Ltd., Class A	3,500	4,683
Shandong Gold Mining Co. Ltd., Class A	1,500	6,491
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,000	19,629
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	36,500	55,261
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,500	9,418
Shanghai Pudong Development Bank Co. Ltd., Class A	18,000	31,961
Shenzhou International Group Holdings Ltd.	6,600	88,584
Sihuan Pharmaceutical Holdings Group Ltd.	25,000	6,724
SINA Corp./China(a)	185	11,644
Sinopharm Group Co. Ltd., Class H	6,000	23,555
Sun Art Retail Group Ltd.	12,500	10,914
TAL Education Group, ADR(a)	460	17,696
Tencent Holdings Ltd.	2,200	108,803
TravelSky Technology Ltd., Class H	5,000	12,842
Uni-President China Holdings Ltd.	5,000	4,576
Want Want China Holdings Ltd.	25,000	19,821
Weibo Corp., ADR(a)	220	15,070
Yum China Holdings Inc.	1,755	83,433
Yunnan Baiyao Group Co. Ltd., Class A	500	6,564
YY Inc., ADR(a)	60	5,077
Zhaojin Mining Industry Co. Ltd., Class H	40,000	34,415
ZTE Corp., Class H(a)	3,600	11,426

		2,790,668

Hong Kong — 11.0%
AIA Group Ltd.	1,000	10,191
BeiGene Ltd., ADR(a)	50	6,211
BOC Hong Kong Holdings Ltd.	2,500	11,185
CK Infrastructure Holdings Ltd.	10,000	81,194
CLP Holdings Ltd.	10,000	113,379
Dairy Farm International Holdings Ltd.	500	3,915
Hang Seng Bank Ltd.	5,500	144,416
HK Electric Investments & HK Electric Investments Ltd.	52,500	51,393
HKT Trust & HKT Ltd.	75,160	116,494
Hong Kong & China Gas Co. Ltd.(b)	65,930	157,316
Link REIT	7,500	87,472
MTR Corp. Ltd.	20,000	119,051
PCCW Ltd.	20,000	12,058
Power Assets Holdings Ltd.(b)	10,000	69,722
Yue Yuen Industrial Holdings Ltd.	5,000	16,156

		1,000,153

India — 7.9%
Asian Paints Ltd.	455	9,572
Bajaj Finance Ltd.	790	35,164
Bajaj Finserv Ltd.	265	28,653

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Britannia Industries Ltd.	685	$28,522
Dabur India Ltd.	8,750	50,082
Eicher Motors Ltd.	55	16,106
HCL Technologies Ltd.	4,360	74,179
Hindustan Petroleum Corp. Ltd.	3,550	14,865
Hindustan Unilever Ltd.	2,150	54,333
Housing Development Finance Corp. Ltd.	410	11,760
Infosys Ltd., ADR	8,845	95,172
InterGlobe Aviation Ltd.(c)	360	7,852
ITC Ltd.	4,495	19,475
Marico Ltd.	1,150	5,942
Maruti Suzuki India Ltd.	340	32,587
Nestle India Ltd.	85	13,327
Petronet LNG Ltd.	6,535	22,658
Sun Pharmaceutical Industries Ltd.	895	5,889
Tata Consultancy Services Ltd.	1,655	53,784
Tech Mahindra Ltd.	2,510	30,173
Titan Co. Ltd.	375	6,246
Wipro Ltd.	2,398	10,293
Wipro Ltd., ADR	20,006	91,427

		718,061

Indonesia — 2.7%
Bank Central Asia Tbk PT	73,500	148,290
Bank Mandiri Persero Tbk PT	9,000	4,879
Gudang Garam Tbk PT	1,000	5,928
Hanjaya Mandala Sampoerna Tbk PT	139,000	34,140
Telekomunikasi Indonesia Persero Tbk PT	69,500	18,485
Unilever Indonesia Tbk PT	11,500	36,719

		248,441

Malaysia — 7.2%
DiGi.Com Bhd	30,000	33,378
Fraser & Neave Holdings Bhd	3,500	29,544
HAP Seng Consolidated Bhd	17,500	41,819
Hong Leong Bank Bhd	16,000	77,320
IHH Healthcare Bhd	70,500	94,807
Kuala Lumpur Kepong Bhd	8,000	47,870
Malayan Banking Bhd	46,500	104,033
Maxis Bhd	6,500	8,427
MISC Bhd	4,000	6,676
Petronas Chemicals Group Bhd	4,500	9,796
Petronas Dagangan Bhd	2,500	14,621
PPB Group Bhd	8,000	36,299
Public Bank Bhd	21,000	114,282
Tenaga Nasional Bhd	11,000	32,671

		651,543

Pakistan — 0.1%
MCB Bank Ltd.	7,500	10,083

Philippines — 2.5%
Aboitiz Equity Ventures Inc.	10,100	10,776
Aboitiz Power Corp.	38,700	27,997
Ayala Corp.	355	6,158
Bank of the Philippine Islands	29,653	48,281
BDO Unibank Inc.	33,253	85,506
Jollibee Foods Corp.	5,930	34,661
Security Bank Corp.	1,000	3,454
Universal Robina Corp.	3,750	10,960

		227,793

Security	Shares	Value

Singapore — 5.8%
Ascendas REIT	29,500	$65,016
CapitaLand Commercial Trust	27,500	39,193
CapitaLand Mall Trust	23,000	40,890
DBS Group Holdings Ltd.	1,000	20,754
Oversea-Chinese Banking Corp. Ltd.	7,000	62,225
SATS Ltd.	12,000	46,106
Singapore Airlines Ltd.	13,500	96,004
Singapore Telecommunications Ltd.	32,500	75,687
United Overseas Bank Ltd.	2,000	40,890
Wilmar International Ltd.	14,500	38,775

		525,540

South Korea — 10.4%
Celltrion Inc.(a)	83	15,063
CJ CheilJedang Corp.	10	2,697
CJ Logistics Corp.(a)	120	16,179
DB Insurance Co. Ltd.	635	37,182
E-MART Inc.	65	9,571
Hankook Tire Co. Ltd.	125	4,253
Hanwha Life Insurance Co. Ltd.	3,945	13,475
Hyundai Glovis Co. Ltd.	155	21,164
Hyundai Marine & Fire Insurance Co. Ltd.	350	11,460
Hyundai Mobis Co. Ltd.	90	17,913
Industrial Bank of Korea	565	6,844
Kakao Corp.	150	15,409
Kangwon Land Inc.	1,195	34,781
Kia Motors Corp.	745	28,859
KT Corp.	234	5,479
KT&G Corp.	815	71,164
LG Display Co. Ltd.(a)	340	5,807
NAVER Corp.	495	50,638
NCSoft Corp.	115	51,783
Netmarble Corp.(a)(c)	120	13,098
S-1 Corp.	520	43,624
Samsung Biologics Co. Ltd.(a)(c)	95	27,651
Samsung C&T Corp.	45	3,948
Samsung Card Co. Ltd.	150	4,764
Samsung Electronics Co. Ltd.	2,570	100,873
Samsung Fire & Marine Insurance Co. Ltd.	290	75,470
Samsung Life Insurance Co. Ltd.	570	41,427
Samsung SDI Co. Ltd.	90	18,221
Shinhan Financial Group Co. Ltd.	736	27,785
SK Hynix Inc.	1,255	84,873
SK Innovation Co. Ltd.	85	13,279
SK Telecom Co. Ltd.	245	51,909
S-Oil Corp.	140	11,050
Woongjin Coway Co. Ltd.	155	11,650

		949,343

Taiwan — 13.5%
Advantech Co. Ltd.	2,055	16,626
Asustek Computer Inc.	7,000	53,461
AU Optronics Corp.	15,000	5,364
Chang Hwa Commercial Bank Ltd.	35,581	21,302
Chicony Electronics Co. Ltd.	20,902	51,475
Chunghwa Telecom Co. Ltd.	35,000	125,724
Compal Electronics Inc.	15,000	9,684
E.Sun Financial Holding Co. Ltd.	15,000	12,305
Far EasTone Telecommunications Co. Ltd.	40,000	98,120
First Financial Holding Co. Ltd.	172,724	123,251
Hon Hai Precision Industry Co. Ltd.	10,427	29,323

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	215,421	$140,821
Innolux Corp.	25,000	8,009
Mega Financial Holding Co. Ltd.	45,000	43,178
Powertech Technology Inc.	5,000	12,459
President Chain Store Corp.	5,000	46,600
Quanta Computer Inc.	20,000	38,316
Standard Foods Corp.	5,230	9,258
Synnex Technology International Corp.	20,200	25,168
Taiwan Cooperative Financial Holding Co. Ltd.	180,407	119,684
Taiwan Mobile Co. Ltd.	30,000	109,705
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	83,816
Uni-President Enterprises Corp.	10,000	23,753
WPG Holdings Ltd.	19,760	26,058

		1,233,460

Thailand — 7.7%
Advanced Info Service PCL, NVDR	3,500	20,830
Airports of Thailand PCL, NVDR	47,000	100,846
Bangkok Bank PCL, Foreign	3,000	19,640
Bangkok Dusit Medical Services PCL, NVDR	119,000	95,051
Bangkok Expressway & Metro PCL, NVDR	95,000	32,435
BTS Group Holdings PCL, NVDR	209,500	77,435
Bumrungrad Hospital PCL, NVDR	9,000	49,898
CP ALL PCL, NVDR	29,000	70,399
Delta Electronics Thailand PCL, NVDR	5,300	12,410
Electricity Generating PCL, NVDR	3,000	27,815
Glow Energy PCL, NVDR	19,500	55,889
Home Product Center PCL, NVDR	91,500	44,998
Kasikornbank PCL, Foreign	1,800	10,741
Krung Thai Bank PCL, NVDR	43,000	25,456
Robinson PCL, NVDR	1,000	1,825
Siam Commercial Bank PCL (The), NVDR	4,000	16,413
Thai Union Group PCL, NVDR	63,000	37,297

		699,378

Total Common Stocks — 99.4% (Cost: $8,181,933)		9,054,463

Security	Shares	Value

Preferred Stocks

South Korea — 0.1%
Hyundai Motor Co., Preference Shares, NVS	170	$11,788

Total Preferred Stocks — 0.1% (Cost: $11,896)		11,788

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	228,560	228,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	51,658	51,658

		280,310

Total Short-Term Investments — 3.1% (Cost: $280,239)		280,310

Total Investments in Securities — 102.6% (Cost: $8,474,068)		9,346,561

Other Assets, Less Liabilities — (2.6)%		(235,487)

Net Assets — 100.0%		$9,111,074

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	607,329	(378,769)	228,560	$228,652	$2,182	(a)	$93	$(60)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,722	38,936	51,658	51,658	296		—	—

				$280,310	$2,478		$93	$(60)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,054,434	$—	$29	$9,054,463
Preferred Stocks	11,788	—	—	11,788
Money Market Funds	280,310	—	—	280,310

	$9,346,532	$—	$29	$9,346,561

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

4